Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Accounts receivable	65,438,392	46,574,715	6,838,261
Less: allowance of credit losses	(21,830,225)	(21,175,170)	(3,109,012)
Accounts receivable, net	43,608,167	25,399,545	3,729,249

Schedule of Changes in Allowance for Credit Losses

The following table summarizes the changes in allowance for credit losses:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Beginning balance	24,105,435	21,830,225	3,353,380
(Reversal of)/Allowance for credit losses	(253,023)	75,000	11,012
Deconsolidation of subsidiaries	(1,536,649)	-	-
Exchange rate difference	(485,538)	(730,055)	(255,380)
Ending balance	21,830,225	21,175,170	3,109,012